Consolidated Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Revenues [Abstract]
Vessel revenue	$ 0	$ 3,774
Vessel revenue-related party pools (Note 15)	0	45,213
Total vessel revenue	0	48,987
Operating Expenses [Abstract]
Voyage expenses	0	3,579
Vessel operating costs	0	1,478
Vessel operating costs-related party (Note 15)	0	122
Charterhire expense	0	73,214
Vessel depreciation	0	686
General and Administrative Expense	5,505	30,937
General and administrative expenses-related party (Note 15)	0	972
Write down on assets held for sale	0	(55,487)
Operating Expenses	5,505	166,475
Operating loss	(5,505)	(117,488)
Nonoperating Income (Expense) [Abstract]
Interest income	341	1,052
Foreign exchange gain (loss)	(1,135)	43
Financial expense	(8)	(172)
Total other income	(802)	923
Net Income (Loss) Attributable to Parent	$ (6,307)	$ (116,565)
Weighted Average Number of Shares Outstanding, Basic	39,925,160	137,592,861
Weighted Average Number of Shares Outstanding, Diluted	39,925,160	137,592,861
Earnings Per Share, Basic	$ (0.16)	$ (0.85)
Earnings Per Share, Diluted	$ (0.16)	$ (0.85)